Stockholder's Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	2,136,140	2,534,707	1,957,364
Dividend reinvestment plan issuances, Average Price	$ 56.3684964468621	$ 48.44	$ 43.95
Dividend reinvestment plan issuances, Gross Proceeds	120,411,000	122,794,000	86,034,000
Dividend reinvestment plan issuances, Net Proceeds	120,411,000	121,846,000	86,034,000
Equity shelf program issuances, Shares Issued		848,620	431,082
Equity shelf program issuances, Average Price		50.53	44.94
Equity shelf program issuances, Gross Proceeds		42,888,000	19,371,000
Equity shelf program issuances, Net Proceeds		41,982,000	19,013,000
Option exercises, Shares	(341,000)	(232,000)	(129,000)
Option exercises, Average Price	40.8646311491017	37.17	31.17
Option exercises, Gross Proceeds	13,949,000	8,628,000	4,022,000
Option exercises, Net Proceeds	13,949,000	8,628,000	4,022,000
Senior note conversions	1,039,721
Issuance of Common Stock, Shares	67,917,232	45,015,408	23,217,500
Gross Proceeds From Issuance Of Common Stock	3,726,960,000	2,222,747,500	1,033,452,000
Net proceeds from the issuance of common stock	3,581,292,000	2,137,594,000	995,438,000
September 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			9,200,000
Public issuance, Average Price			45.75
Public issuance, Gross Proceeds			420,900,000
Public issuance, Net Proceeds			403,921,000
December 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			11,500,000
Public issuance, Average Price			43.75
Public issuance, Gross Proceeds			503,125,000
Public issuance, Net Proceeds			482,448,000
March 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		28,750,000
Public issuance, Average Price		49.25
Public issuance, Gross Proceeds		1,415,937,500
Public issuance, Net Proceeds		1,358,543,000
November 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		12,650,000
Public issuance, Average Price		50
Public issuance, Gross Proceeds		632,500,000
Public issuance, Net Proceeds		606,595,000
February 2012 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	20,700,000
Public issuance, Average Price	53.5
Public issuance, Gross Proceeds	1,107,450,000
Public issuance, Net Proceeds	1,062,256,000
August 2012 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	13,800,000
Public issuance, Average Price	58.75
Public issuance, Gross Proceeds	810,750,000
Public issuance, Net Proceeds	778,011,000
September 2012 Public Issuance [Member]
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	29,900,000
Dividend reinvestment plan issuances, Average Price	56
Dividend reinvestment plan issuances, Gross Proceeds	1,674,400,000
Dividend reinvestment plan issuances, Net Proceeds	$ 1,606,665,000